Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Taxation
Total current tax expense	€ (451)	€ (429)
Deferred tax expense	(254)	(56)
Total income tax expense	(705)	(485)	[1]
United Kingdom
Taxation
Current period	(38)	(4)
Adjustments in respect of prior periods	(19)	9
Deferred tax expense	(24)	(10)
Overseas
Taxation
Current period	(394)	(446)
Adjustments in respect of prior periods		12
Deferred tax expense	€ (230)	€ (46)

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.